Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Fixed Assets

NOTE 3: FIXED ASSETS

Fixed assets consist of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
Production equipment	$15,182	$1,938,532
Office equipment	-	32,769
	15,182	1,971,301
Less accumulated depreciation	(15,182)	(1,969,828)
	$-	$1,473

Depreciation expense for the above fixed assets for the three months ended September 30, 2017 and 2016, respectively was $0 and $738 and for the nine months ended September 30, 2017 and 2016, respectively, was $1,473 and $2,212.

NOTE 3: FIXED ASSETS

Fixed assets consist of the following at December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015
Production equipment	$15,182	$1,938,532
Building	-	446,772
Leasehold improvements	-	3,235
Office equipment	14,594	32,769
	29,776	2,421,308
Less accumulated depreciation	(28,303)	(2,416,888)
	$1,473	$4,420

Depreciation expense for the above fixed assets for the years ended December 31, 2016 and 2015, respectively, was $2,947 and $4,332.

During the year ended December 31, 2016, the Company abandoned production equipment, building, leasehold improvements, and office equipment with an original cost totaling $1,016,532 that had been located in the production center. Additionally, the Company removed the linear accelerator form the production center and has placed the equipment into storage. The $1,375,000 original cost of the linear accelerator was also written off during the year ended December 31, 2016. All of the equipment written off during the year ended December 31, 2016 had been fully depreciated.